SUPPLEMENT DATED MAY 1, 2015
to

PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
AND FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

This supplement contains information regarding a change to an investment option that is available under your Policy.

Effective immediately, the name of the AllianceBernstein Balanced Wealth Strategy Portfolio has changed to AB Balanced Wealth Strategy Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity VUL, Futurity Survivorship VUL                                                                                                                                          5/2015